Schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 26.7%
U.S. Government Obligations — 26.7%
U.S. Treasury Bonds	4.750%	2/15/41	2,190,000	$2,128,663
U.S. Treasury Bonds	3.625%	8/15/43	570,000	469,471
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,007,969 (a)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	176,932
U.S. Treasury Bonds	4.750%	2/15/56	20,000	18,522
U.S. Treasury Bonds	5.000%	5/15/56	10,000	9,640
U.S. Treasury Notes	3.375%	9/15/27	220,000	218,168
U.S. Treasury Notes	3.750%	12/31/28	2,150,000	2,120,521 (b)
U.S. Treasury Notes	3.625%	12/31/30	450,000	434,988
U.S. Treasury Notes	4.000%	1/31/31	1,490,000	1,461,248
U.S. Treasury Notes	3.625%	9/30/31	580,000	556,890
U.S. Treasury Notes	4.375%	5/15/36	60,000	58,308

Total U.S. Government & Agency Obligations (Cost — $11,814,308)				10,661,320
Corporate Bonds & Notes — 24.5%
Communication Services — 6.3%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	5.375%	8/15/35	70,000	68,446
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	100,000	99,116 (c)
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	60,000	58,669 (c)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	100,000	96,526 (c)
Total Diversified Telecommunication Services				322,757
Entertainment — 2.1%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	810,539 (d)
Netflix Inc., Senior Notes	5.250%	8/15/36	30,000	29,661
Total Entertainment				840,200
Interactive Media & Services — 1.6%
Alphabet Inc., Senior Notes	4.875%	8/15/31	30,000	29,814
Alphabet Inc., Senior Notes	5.200%	8/15/33	10,000	9,967
Alphabet Inc., Senior Notes	5.450%	8/15/36	10,000	9,925
Alphabet Inc., Senior Notes	6.250%	8/15/46	60,000	60,331
Alphabet Inc., Senior Notes	5.650%	2/15/56	110,000	100,707
Alphabet Inc., Senior Notes	6.375%	8/15/56	50,000	50,344
Alphabet Inc., Senior Notes	5.750%	2/15/66	110,000	98,831
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	160,000	138,926
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	50,000	46,977
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	10,000	9,213
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	50,000	45,765
Sopaipilla Investor LLC, Senior Secured Notes	7.534%	11/30/48	40,000	40,995 (c)
Total Interactive Media & Services				641,795
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	90,000	75,118 (c)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	30,000	29,025 (c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	55,000	40,566
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Media — continued
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	20,000	$20,890 (c)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	150,000	147,889 *(c)(e)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	130,000	130,634
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	10,000	10,376 (c)
Total Media				454,498
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	480,000	252,000 (c)

Total Communication Services				2,511,250
Consumer Discretionary — 6.9%
Automobile Components — 0.4%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	164,148 (c)
Automobiles — 0.2%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	78,375 (c)
Broadline Retail — 1.2%
Amazon.com Inc., Senior Notes	4.800%	7/9/31	50,000	49,553
Amazon.com Inc., Senior Notes	4.875%	3/13/36	30,000	28,532
Amazon.com Inc., Senior Notes	5.300%	7/9/36	40,000	39,162
Amazon.com Inc., Senior Notes	5.650%	3/13/46	20,000	18,763
Amazon.com Inc., Senior Notes	5.800%	3/13/56	20,000	18,461
Amazon.com Inc., Senior Notes	5.950%	3/13/66	30,000	27,631
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	279,944 (c)
Total Broadline Retail				462,046
Hotels, Restaurants & Leisure — 4.9%
Carnival Corp. Ltd., Senior Notes	6.125%	2/15/33	60,000	60,181 (c)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	90,000	86,825
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	20,000	19,192 (c)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	20,000	18,720 (c)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	40,000	40,070 (c)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	20,000	20,126 (c)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	494,255
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	594,181
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	312,743
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	180,714
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	20,000	20,995 (c)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	50,000	49,507 (c)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	60,000	63,025 (c)
Total Hotels, Restaurants & Leisure				1,960,534
Specialty Retail — 0.2%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	40,000	39,625 (c)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	50,000	50,831 (c)
Total Specialty Retail				90,456

Total Consumer Discretionary				2,755,559
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Staples — 0.1%
Food Products — 0.1%
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	40,000	$38,897 (c)

Energy — 2.6%
Oil, Gas & Consumable Fuels — 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	20,000	20,686 (c)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	30,000	27,188
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,615 (c)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	29,873 (c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	50,654 (c)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	40,872 (c)
Devon Energy Corp., Senior Notes	4.375%	3/15/29	30,000	29,648 (c)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	10,000	10,584
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	20,000	19,993 (f)
EQT Corp., Senior Notes	3.900%	10/1/27	12,000	11,900
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	313,810 (c)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	100,000	103,362 (c)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	70,000	71,073
Venture Global LNG Inc., Senior Secured Notes	6.625%	6/15/36	10,000	10,044 (c)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,868 (c)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	20,000	20,690 (c)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,126 (c)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	73,722 (c)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	110,000	106,192
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	20,000	17,822

Total Energy				1,030,722
Financials — 2.0%
Banks — 1.0%
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	80,000	81,182 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	282,611 (f)(g)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	50,000	49,578 (f)(g)
Total Banks				413,371
Capital Markets — 0.9%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(h)(i)(j)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	130,000	129,445 (f)(g)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	231,724 (c)(f)(g)
Total Capital Markets				361,169
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 0.1%
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	20,000	$20,330 (c)

Total Financials				794,870
Health Care — 3.3%
Health Care Providers & Services — 1.2%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	14,135	14,230
Dignity Health, Secured Notes	5.267%	11/1/64	120,000	103,176
Humana Inc., Senior Notes	8.150%	6/15/38	280,000	322,126
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,103 (c)
Total Health Care Providers & Services				481,635
Pharmaceuticals — 2.1%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	767,471
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	77,000	76,897
Total Pharmaceuticals				844,368

Total Health Care				1,326,003
Industrials — 1.2%
Aerospace & Defense — 0.4%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	20,931 (c)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,013 (c)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	50,000	47,791
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	50,000	47,543
Total Aerospace & Defense				147,278
Building Products — 0.2%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	70,906 (c)
Passenger Airlines — 0.2%
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	100,000	98,543 (c)
Trading Companies & Distributors — 0.4%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	40,000	41,073 (c)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	70,000	72,451 (c)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	10,000	10,124 (c)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	50,000	50,876 (c)
Total Trading Companies & Distributors				174,524

Total Industrials				491,251
Information Technology — 0.6%
IT Services — 0.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	10,000	9,640 (c)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	30,000	29,128 (c)
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	30,000	29,150 (c)
Total IT Services				67,918
Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices Inc., Senior Notes	5.500%	8/17/36	40,000	39,290
Intel Corp., Senior Notes	6.125%	5/15/56	80,000	75,504
Total Semiconductors & Semiconductor Equipment				114,794
Software — 0.1%
Oracle Corp., Senior Notes	6.550%	2/4/46	30,000	26,821
Oracle Corp., Senior Notes	6.700%	2/4/56	30,000	26,441
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Oracle Corp., Senior Notes	6.850%	2/4/66	10,000	$8,786
Total Software				62,048

Total Information Technology				244,760
Materials — 0.6%
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	195,142 (c)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	70,000	65,796

Total Materials				260,938
Real Estate — 0.2%
Specialized REITs — 0.2%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	20,000	19,027 (c)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	40,592 (c)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	20,000	20,086 (c)

Total Real Estate				79,705
Utilities — 0.7%
Electric Utilities — 0.7%
Entergy Louisiana LLC	5.500%	9/15/36	20,000	19,821
NRG Energy Inc., Senior Notes	5.750%	1/15/34	20,000	19,479 (c)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	80,000	77,831 (c)
NRG Energy Inc., Senior Notes	6.125%	5/15/36	20,000	19,604 (c)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	20,000	19,462 (c)
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	40,000	38,731
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	10,000	9,879 (c)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	30,000	29,457 (c)
Virginia Electric and Power Co., Senior Notes	5.650%	8/15/36	20,000	20,042
Virginia Electric and Power Co., Senior Notes	6.300%	8/15/56	10,000	10,110

Total Utilities				264,416
Total Corporate Bonds & Notes (Cost — $10,156,340)				9,798,371
Collateralized Mortgage Obligations(k) — 15.3%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	182,676	182,065 (c)
BANK, 2018-BN15 B	4.808%	11/15/61	350,000	329,121 (f)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	214,448 (f)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.997%	5/19/43	100,000	100,127 (c)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.585%	4/15/34	330,000	313,339 (c)(f)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.097%	8/19/43	100,000	99,781 (c)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	335,639
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	5.586%	6/19/31	1,619	1,609 (f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	5,136	5,165 (f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.042%	11/25/35	62,230	55,664 (f)
Cityfed Mortgage Trust, 2026-WEST A (1 mo. Term SOFR + 1.710%)	5.360%	9/15/43	100,000	99,750 (c)(f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	681,357	408,147
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.302%	1/25/46	41,421	38,552 (f)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	300,000	$302,873 (c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.232%	6/25/34	2,035	1,939 (f)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.239%	10/15/42	267,608	270,338 (c)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K514 X1, IO	1.159%	12/25/28	4,986,669	95,432 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.143%	9/25/54	70,606	70,303 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.943%	12/25/54	67,124	67,469 (f)
Federal National Mortgage Association (FNMA) — CAS, 2023- R06 1M2 (30 Day Average SOFR + 2.700%)	6.343%	7/25/43	370,000	378,145 (c)(f)
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.221%	2/25/36	25,145	17,638 (f)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	58,678	59,659 (c)(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.171%	2/16/48	125,254	387 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.586%	9/16/55	737,769	17,130 (f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.119%	1/16/55	21,001,676	47,406 (f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.589%	10/16/58	2,441,305	79,954 (f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.488%	7/16/58	299,164	7,297 (f)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	128,188	103,736
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.242%	4/25/36	3,254	3,258 (f)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	141,301	141,628 (c)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.262%	11/25/46	6,407	9,595 (f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.222%	6/25/46	9,615	24,129 (f)
MF1 LLC, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.180%	11/18/39	350,000	350,767 (c)(f)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.127%	5/18/42	270,000	270,670 (c)(f)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	4.989%	2/18/41	100,000	100,062 (c)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	1.171%	10/15/54	5,882,328	201,310 (f)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	147,954	148,586 (c)(f)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	96,393	94,497 (c)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC2 A1	5.440%	4/27/71	96,180	95,525 (c)(f)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	161,486
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.467%	8/25/36	16,694	16,276 (f)
OAKRE Issuer LLC, 2026-FL1 A (1 mo. Term SOFR + 1.500%)	5.208%	2/18/44	100,000	100,154 (c)(f)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	184,364	184,197 (c)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.082%	2/15/42	220,000	218,501 (c)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	294,581	290,503

Total Collateralized Mortgage Obligations (Cost — $6,431,267)				6,114,257
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 11.8%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	221,266	$221,241 (c)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	98,565 (c)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.443%	7/27/48	239,797	240,122 (c)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.633%	11/22/34	280,000	281,249 (c)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.629%	10/20/37	260,000	258,922 (c)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	3.874%	4/15/37	338,535	322,519 (f)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	3.982%	8/25/36	292,497	88,127 (f)
Galaxy CLO Ltd., 2018-25A CRR (3 mo. Term SOFR + 1.800%)	5.610%	4/25/36	320,000	320,900 (c)(f)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	655,630	200,248 (c)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.250%	4/17/34	140,000	138,736 (c)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	8.098%	4/28/37	320,000	322,791 (c)(f)
MAPS Trust, 2026-1A A	5.201%	1/15/51	95,757	93,746 (c)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.302%	6/25/46	40,901	39,362 (c)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	268,367	198,658 (c)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.150%	10/17/38	190,000	184,219 (c)(f)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	226,140	215,285 (c)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.879%	7/20/36	200,000	200,730 (c)(f)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	134,370	116,401 (c)
Obra CLO Ltd., 2026-5A D1 (3 mo. Term SOFR + 2.850%)	6.564%	10/20/39	150,000	150,181 (c)(f)
Park Avenue Institutional Advisers CLO Ltd., 2022-1A B1 (3 mo. Term SOFR + 2.250%)	5.979%	4/20/35	250,000	251,025 (c)(f)
QTS Issuer ABS LLC, 2026-7A A21	5.589%	7/5/56	100,000	97,478 (c)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	82,388	81,256 (c)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	245,625	246,460 (c)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	241,330 (c)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	93,956	93,434

Total Asset-Backed Securities (Cost — $5,418,175)				4,702,985
Mortgage-Backed Securities — 8.4%
FHLMC — 0.9%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	300,000	293,616
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	74,216	63,748
Total FHLMC				357,364
FNMA — 2.9%
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	200,000	192,849
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	200,000	191,416
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	163,522	136,685
Federal National Mortgage Association (FNMA)	2.500%	3/1/42	261,779	231,476
Federal National Mortgage Association (FNMA)	3.000%	4/1/42	65,167	59,564
Federal National Mortgage Association (FNMA)	4.500%	10/1/52- 8/1/58	83,404	79,355
Federal National Mortgage Association (FNMA)	3.500%	9/1/56	100,000	88,676 (l)
Federal National Mortgage Association (FNMA)	5.500%	9/1/56	100,000	98,987 (l)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	9/1/56	100,000	$101,102 (l)
Total FNMA				1,180,110
GNMA — 4.6%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	168,037	151,015
Government National Mortgage Association (GNMA)	4.000%	3/15/50	24,835	22,651
Government National Mortgage Association (GNMA)	3.500%	5/15/50	27,936	24,582
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	320,764	291,057
Government National Mortgage Association (GNMA) II	3.500%	2/20/50	73,415	64,291
Government National Mortgage Association (GNMA) II	5.500%	3/20/55- 5/20/55	294,525	293,097 (m)
Government National Mortgage Association (GNMA) II	3.000%	9/1/56	900,000	782,324 (l)
Government National Mortgage Association (GNMA) II	6.000%	9/1/56	100,000	101,402 (l)
Government National Mortgage Association (GNMA) II	6.500%	9/1/56	100,000	103,073 (l)
Total GNMA				1,833,492

Total Mortgage-Backed Securities (Cost — $3,495,853)				3,370,966
Sovereign Bonds — 6.1%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	11,584	10,061
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	110,000	83,325
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	114,627	91,874 (c)
Total Argentina				185,260
Brazil — 0.3%

Brazil Letras do Tesouro Nacional	0.000%	1/1/28	800,000 BRL	130,044
Chile — 0.2%

Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	60,000,000 CLP	65,471 (d)
Colombia — 0.6%
Colombian TES, Bonds	6.000%	4/28/28	678,500,000 COP	191,363
Colombian TES, Bonds	7.000%	3/26/31	288,000,000 COP	72,875
Total Colombia				264,238
India — 3.3%

India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,315,761
Malaysia — 0.2%

Malaysia Government Bond	4.254%	5/31/35	290,000 MYR	74,033
Mexico — 0.6%

Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	250,000	249,937 (c)
Peru — 0.2%

Peru Government Bond, Senior Notes	5.400%	8/12/34	260,000 PEN	74,573
Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	3,830,000 UYU	99,226

Total Sovereign Bonds (Cost — $2,851,745)				2,458,543
U.S. Treasury Inflation Protected Securities — 3.1%
U.S. Treasury Bonds, Inflation Indexed (Cost — $1,223,638)	2.375%	2/15/56	1,391,094	1,222,662
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 2.5%
Communication Services — 0.1%
Diversified Telecommunication Services — 0.1%
QTS Thunder Managing LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	40,000	$39,825 (f)(n)(o)

Consumer Discretionary — 0.3%
Specialty Retail — 0.3%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	76,719	77,005 (f)(n)(o)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	39,900	39,939 (f)(n)(o)

Total Consumer Discretionary				116,944
Financials — 0.9%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.686%	11/24/32	29,925	29,563 (f)(n)(o)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	9/15/31	79,599	78,808 (f)(n)(o)
Insurance — 0.6%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	79,596	78,943 (f)(n)(o)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	39,900	38,321 (f)(n)(o)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	49,704	49,883 (f)(n)(o)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	7/31/31	79,598	79,698 (f)(n)(o)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	20,000	19,740 (f)(n)(o)
Total Insurance				266,585

Total Financials				374,956
Health Care — 0.2%
Health Care Technology — 0.2%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	69,824	69,886 (f)(n)(o)

Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	80,301	22,484 *(e)(i)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	30,593	172 *(e)(i)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	11,110	10,554 (f)(i)(n)(o)(p)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	2,755	2,617 (f)(i)(n)(o)(p)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.644%	9/14/26	5,442	5,170 (f)(i)(n)(o)(p)

Total Industrials				40,997
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.6%
Software — 0.6%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	79,399	$76,124 (f)(n)(o)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	79,583	73,283 (f)(n)(o)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.073%	2/10/31	79,599	77,505 (f)(n)(o)

Total Information Technology				226,912
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.936%	4/1/32	79,598	78,603 (f)(n)(o)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	40,000	40,050 (q)

Total Senior Loans (Cost — $1,065,062)				988,173
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.250	9/11/26	48	120,000	300
3-Month SOFR Futures, Call @ $96.875	9/11/26	43	107,500	269
3-Month SOFR Futures, Call @ $97.000	9/11/26	24	60,000	150
3-Month SOFR Futures, Call @ $96.625	12/11/26	26	65,000	812
3-Month SOFR Futures, Put @ $95.625	9/11/26	1	2,500	6
3-Month SOFR Futures, Put @ $96.063	9/11/26	32	80,000	1,200
3-Month SOFR Futures, Put @ $96.000	12/11/26	26	65,000	12,350
SOFR 1-Year Mid-Curve Futures, Call @ $96.875	9/11/26	15	37,500	94
SOFR 1-Year Mid-Curve Futures, Call @ $96.375	12/11/26	26	65,000	2,438
SOFR 1-Year Mid-Curve Futures, Call @ $96.500	12/11/26	63	157,500	3,938
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	9/4/26	10	10,000	78
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	9/4/26	20	20,000	20
U.S. Treasury 5-Year Notes Futures, Put @ $105.750	9/4/26	20	20,000	3,906
U.S. Treasury 5-Year Notes Futures, Put @ $106.000	9/4/26	10	10,000	3,594
U.S. Treasury Long-Term Bonds Futures, Call @ $110.500	9/4/26	1	1,000	31
U.S. Treasury Long-Term Bonds Futures, Call @ $111.000	9/4/26	2	2,000	31
U.S. Treasury Long-Term Bonds Futures, Put @ $108.000	9/4/26	2	2,000	469
U.S. Treasury Long-Term Bonds Futures, Put @ $108.500	9/4/26	1	1,000	422

Total Purchased Options (Cost — $65,800)				30,108
			Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			56	1 *(r)
Spirit Aviation Holdings Inc.			9,649	96 *

Total Common Stocks (Cost — $135,524)				97
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Expiration Date	Warrants	Value
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)		3/12/30	6,856	$69 *(c)(h)(r)
Total Investments before Short-Term Investments (Cost — $42,741,173)				39,347,551
	Rate		Shares
Short-Term Investments — 1.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $622,186)	3.616%		622,186	622,186 (s)(t)
Total Investments — 100.1% (Cost — $43,363,359)				39,969,737
Liabilities in Excess of Other Assets — (0.1)%				(35,061)
Total Net Assets — 100.0%				$39,934,676

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	The coupon payment on this security is currently in default as of August 31, 2026.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2026, the Fund held TBA securities with a total cost of $1,283,164.
(m)	Securities traded on a when-issued or delayed delivery basis.
(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(q)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(r)	Restricted security (Note 3).
(s)	Rate shown is one-day yield as of the end of the reporting period.
(t)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $622,186 and the cost was $622,186 (Note 2).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
COP	—	Colombian Peso
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Securities Sold Short — (0.2)%
Mortgage-Backed Securities — (0.2)%
FNMA — (0.2)%
Federal National Mortgage Association (FNMA) (Proceeds — $(88,906))	3.500%	10/1/56	$(100,000)	$(88,598) (a)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
At August 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.125	26	$65,000	$(163)
3-Month SOFR Futures, Call	12/11/26	97.500	61	152,500	(763)
3-Month SOFR Futures, Call	12/11/26	98.000	44	110,000	(550)
3-Month SOFR Futures, Call	3/12/27	97.500	155	387,500	(6,781)
3-Month SOFR Futures, Call	9/10/27	97.625	28	70,000	(2,625)
3-Month SOFR Futures, Call	12/10/27	96.500	21	52,500	(8,531)
3-Month SOFR Futures, Call	12/10/27	97.375	26	65,000	(4,225)
3-Month SOFR Futures, Put	12/11/26	96.500	41	102,500	(61,244)
SOFR 1-Year Mid-Curve Futures, Put	12/11/26	95.750	26	65,000	(12,838)
U.S. Treasury 5-Year Notes Futures, Call	9/4/26	106.250	10	10,000	(234)
U.S. Treasury 5-Year Notes Futures, Call	9/25/26	106.000	1	1,000	(227)
U.S. Treasury 5-Year Notes Futures, Call	9/25/26	106.250	10	10,000	(1,484)
U.S. Treasury 5-Year Notes Futures, Put	9/4/26	106.250	10	10,000	(5,703)
U.S. Treasury 5-Year Notes Futures, Put	9/25/26	106.000	1	1,000	(523)
U.S. Treasury 5-Year Notes Futures, Put	9/25/26	106.250	10	10,000	(6,953)
U.S. Treasury 10-Year Notes Futures, Call	9/25/26	108.000	5	5,000	(1,797)
U.S. Treasury 10-Year Notes Futures, Put	9/25/26	108.000	5	5,000	(3,516)
U.S. Treasury Long-Term Bonds Futures, Call	9/4/26	109.500	1	1,000	(156)
U.S. Treasury Long-Term Bonds Futures, Call	9/25/26	109.000	1	1,000	(875)
U.S. Treasury Long-Term Bonds Futures, Put	9/4/26	109.500	1	1,000	(1,031)
U.S. Treasury Long-Term Bonds Futures, Put	9/25/26	109.000	1	1,000	(1,250)
Total Exchange-Traded Written Options (Premiums received — $145,065)					$(121,469)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	28	12/27	$6,737,574	$6,700,750	$(36,824)
Australian 10-Year Bonds	14	9/26	1,088,089	1,073,693	(14,396)
U.S. Treasury 2-Year Notes	42	12/26	8,640,055	8,619,844	(20,211)
U.S. Treasury 5-Year Notes	136	12/26	14,437,992	14,375,626	(62,366)
U.S. Treasury Long-Term Bonds	14	12/26	1,528,744	1,520,750	(7,994)
U.S. Treasury Ultra 10-Year Notes	10	12/26	1,095,950	1,094,219	(1,731)
United Kingdom Long Gilt Bonds	2	12/26	233,956	233,439	(517)
					(144,039)
Contracts to Sell:
U.S. Treasury 10-Year Notes	127	12/26	13,790,874	13,672,344	118,530
U.S. Treasury Ultra Long-Term Bonds	38	12/26	4,229,650	4,181,188	48,462
					166,992
Net unrealized appreciation on open futures contracts					$22,953

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	9,993,373	USD	1,938,504	Bank of America N.A.	9/2/26	$(10,533)
USD	1,928,627	BRL	9,993,373	Bank of America N.A.	9/2/26	656
BRL	9,993,373	USD	1,928,627	JPMorgan Chase & Co.	9/2/26	(656)
USD	1,933,066	BRL	9,993,373	JPMorgan Chase & Co.	9/2/26	5,096
USD	50,177	AUD	70,000	Bank of America N.A.	10/16/26	51
USD	50,545	AUD	70,599	Bank of America N.A.	10/16/26	(10)
USD	77,341	CAD	108,000	Bank of America N.A.	10/16/26	(749)
USD	46,233	EUR	40,000	Bank of America N.A.	10/16/26	(312)
USD	49,994	EUR	43,227	Bank of America N.A.	10/16/26	(306)
CAD	150,732	USD	107,386	BNP Paribas SA	10/16/26	1,601
USD	28,607	CAD	40,000	BNP Paribas SA	10/16/26	(315)
USD	46,479	CAD	65,069	BNP Paribas SA	10/16/26	(570)
USD	57,099	CAD	80,000	BNP Paribas SA	10/16/26	(745)
USD	1,400,281	EUR	1,221,387	BNP Paribas SA	10/16/26	(20,957)
USD	6,151	MXN	108,294	BNP Paribas SA	10/16/26	(197)
CAD	147,000	USD	103,832	Citibank N.A.	10/16/26	2,457
JPY	16,244,492	USD	100,852	Citibank N.A.	10/16/26	1,204
USD	46,331	EUR	40,000	Citibank N.A.	10/16/26	(214)
USD	51,045	EUR	44,000	Citibank N.A.	10/16/26	(155)
USD	423,332	EUR	365,917	Citibank N.A.	10/16/26	(2,458)
USD	470,671	GBP	352,462	Citibank N.A.	10/16/26	(6,950)
USD	1,310,897	INR	126,161,993	Citibank N.A.	10/16/26	(10,264)
USD	28,363	JPY	4,490,291	Citibank N.A.	10/16/26	153
AUD	267,635	USD	185,361	JPMorgan Chase & Co.	10/16/26	6,288
USD	102,179	JPY	16,619,050	JPMorgan Chase & Co.	10/16/26	(2,231)
Net unrealized depreciation on open forward foreign currency contracts						$(40,116)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	11,430,000MXN	3/14/28	Daily MXN TIIE - Banxico Compound every 28 days	7.225% every 28 days	$2,109	—	$2,109
	1,112,000	5/21/29	Daily SOFR Compound annually	4.090% annually	(3,739)	$259	(3,998)
	902,000	6/29/31	2.368%**	CPURNSA**	3,339	—	3,339
	1,140,000	7/30/31	CPURNSA**	2.316%**	(2,858)	—	(2,858)
	4,478,000	5/31/33	4.110% annually	Daily SOFR Compound annually	43,073	2,158	40,915
	1,140,000	7/30/36	2.346%**	CPURNSA**	4,610	—	4,610
	262,000	5/21/37	4.340% annually	Daily SOFR Compound annually	1,905	63	1,842
Total					$48,439	$2,480	$45,959

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$687,960	6/20/31	5.000% quarterly	$54,482	$25,336	$29,146
Markit CDX.NA.IG.46 Index	3,410,000	6/20/31	1.000% quarterly	72,925	51,730	21,195
Total	$4,097,960			$127,407	$77,066	$50,341

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$355,000	10/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(2,419)	—	$(2,419)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Total Return Unconstrained Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.350%
Daily MXN TIIE - Banxico Compound	6.766%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$10,661,320	—	$10,661,320
Corporate Bonds & Notes:
Financials	—	794,870	$0 *	794,870
Other Corporate Bonds & Notes	—	9,003,501	—	9,003,501
Collateralized Mortgage Obligations	—	6,114,257	—	6,114,257
Asset-Backed Securities	—	4,702,985	—	4,702,985
Mortgage-Backed Securities	—	3,370,966	—	3,370,966
Sovereign Bonds	—	2,458,543	—	2,458,543
U.S. Treasury Inflation Protected Securities	—	1,222,662	—	1,222,662
Senior Loans:
Industrials	—	—	40,997	40,997
Other Senior Loans	—	947,176	—	947,176
Purchased Options	$30,108	—	—	30,108
Common Stocks:
Industrials	96	1	—	97
Warrants	—	69	—	69
Total Long-Term Investments	30,204	39,276,350	40,997	39,347,551
Short-Term Investments†	622,186	—	—	622,186
Total Investments	$652,390	$39,276,350	$40,997	$39,969,737
Other Financial Instruments:
Futures Contracts††	$166,992	—	—	$166,992
Forward Foreign Currency Contracts††	—	$17,506	—	17,506
Centrally Cleared Interest Rate Swaps††	—	52,815	—	52,815
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	50,341	—	50,341
Total Other Financial Instruments	$166,992	$120,662	—	$287,654
Total	$819,382	$39,397,012	$40,997	$40,257,391

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$88,598	—	$88,598
Other Financial Instruments:
Written Options	$121,469	—	—	121,469
Futures Contracts††	144,039	—	—	144,039
Forward Foreign Currency Contracts††	—	57,622	—	57,622
Centrally Cleared Interest Rate Swaps††	—	6,856	—	6,856
OTC Total Return Swaps	—	2,419	—	2,419
Total Other Financial Instruments	$265,508	$66,897	—	$332,405
Total	$265,508	$155,495	—	$421,003

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at May 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$825,333	825,333	$203,147	203,147

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$335	—	$622,186
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/Warrants	Acquisition Date	Cost	Fair Value at 8/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$1	$0.02	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	69 (b)	0.01	0.00 (a)
Total			$84,142	$70		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report